Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Other Balances (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Present Value of Future Insurance Profits
The following presents a Successor Company rollforward of DAC by product and VOBA associated with VA:

	Deferred Acquisition Costs			Value of Business Acquired	Total
	Variable Annuities	Payout Annuities	Fixed Indexed Annuities
Balance as of January 1, 2022	$94	$112	$—	$341	$547
Additions	—	—	22	—	22
Amortization	(12)	(7)	—	(42)	(61)
Impact of reinsurance	—	—	(12)	—	(12)
Balance as of December 31, 2022	82	105	10	299	496

Balance as of January 1, 2023	82	105	10	299	496
Additions	—	—	64	—	64
Amortization	(12)	(5)	(1)	(37)	(55)
Impact of reinsurance	—	—	(48)	—	(48)
Balance as of December 31, 2023	$70	$100	$25	$262	$457

The following presents a Successor Company rollforward by product of negative VOBA:

	Fixed Annuities [1]	Payout Annuities [2]	Corporate Owned Life Insurance [1]	Total
Balance as of January 1, 2022	$939	$2,782	$195	$3,916
Additions	—	—	—	—
Amortization	(136)	(137)	(32)	(305)
Balance as of December 31, 2022	803	2,645	163	3,611
Less: reinsurance recoverables	(670)	(939)	—	(1,609)
Balance as of December 31, 2022, net of reinsurance	133	1,706	163	2,002

Balance as of January 1, 2023	803	2,645	163	3,611
Additions	—	—	—	—
Amortization	(141)	(133)	(29)	(303)
Balance as of December 31, 2023	662	2,512	134	3,308
Less: reinsurance recoverables	(552)	(893)	—	(1,445)
Balance as of December 31, 2023, net of reinsurance	$110	$1,619	$134	$1,863
[1]Recorded in other policyholder funds and benefits payable on the balance sheets. Reinsurance balances are included in reinsurance recoverables.
[2]Recorded in reserve for future policy benefits on the balance sheets. Reinsurance balances are included in reinsurance recoverables.

Deferred Policy Acquisition Costs
The following presents a Successor Company rollforward of URR, by product, as well as other balances amortized on a basis consistent with DAC, which are included in other policyholder funds and benefits payable and other liabilities, respectively, on the balance sheets:

	Unearned Revenue Reserves				Other Balances [1]
	Variable Annuities	Fixed Indexed Annuities	Payout Annuities	Total
Balance as of January 1, 2022	$—	$628	$76	$704	$845
Additions	48	511	—	559	—
Amortization	(1)	(62)	(5)	(68)	(76)
Balance as of December 31, 2022	47	1,077	71	1,195	769

Additions	—	—	—	—	36
Amortization	(5)	(109)	(4)	(118)	(74)
Balance as of December 31, 2023	$42	$968	$67	$1,077	$731
[1]    Relates to adjustments associated with FIA MRBs recorded in other policyholder funds and benefits payable.